UNALLOCATED RESERVE AND DISTRIBUTIONS (Tables)	12 Months Ended
Jan. 31, 2026
UNALLOCATED RESERVE AND DISTRIBUTIONS
Schedule of unallocated cash and U.S. government securities portion of the Trust's Unallocated Reserve

	January 31, 2026	January 31, 2025
Cash and cash equivalents	$23,162,609	$100,204,531
Distribution payable	(3,411,203)	(78,064,060)

Unallocated cash and cash equivalents	$19,751,406	$22,140,471

Schedule of reconciliation of Trust's unallocated reserve

	Unallocated	Trust
	Reserve	Corpus	Total
Balances as of January 31, 2025	$23,327,717	$3	$23,327,720

Net income	13,868,768	—	13,868,768
Distributions declared - $1.2800 per unit	(16,793,613)	—	(16,793,613)

Balances as of January 31, 2026	$20,402,872	$3	$20,402,875